Note 42 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income and Expenses
Financial income from non-financial services	€ 1,109	€ 882	€ 912
Of which: Real estate companies Income	884	588	668
Rest of other operating income	330	390	403
Of which: from rented buildings	61	76	90
Total Other operating income (Income Statement)	€ 1,439	€ 1,272	€ 1,315